Other income (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income.
Government grants	¥ 5,996,537	¥ 3,319,871	¥ 3,329,009
Others	1,155,918	156,000	9,779
Total other income	¥ 7,152,455	¥ 3,475,871	¥ 3,338,788